Aggregate Purchase Cost Allocations for Other Dialysis Acquisitions (Detail) (Other dialysis acquisitions, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other dialysis acquisitions
Business Acquisition [Line Items]
Tangible assets, principally leasehold improvements and equipment	$ 32,649	$ 21,257	$ 11,140
Amortizable intangible assets	19,804	18,300	6,703
Goodwill	388,844	152,252	78,199
Noncontrolling interests assumed	(70,821)	(1,171)	(7,567)
Liabilities assumed	(3,577)	(1,687)	(520)
Aggregate purchase cost	$ 366,899	$ 188,951	$ 87,955